LEASES	6 Months Ended
Dec. 31, 2025
LEASES
LEASES

NOTE 14. LEASES

The Company leases office spaces and land use rights under non-cancelable operating leases, with terms ranging from one to fifty years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Rights of use lease assets	¥18,975,692	¥17,537,008	$2,507,759
Less: impairment	—	—	—
Rights of use lease assets, net	¥18,975,692	¥17,537,008	$2,507,759

Operating lease liabilities – current	¥1,761,231	¥1,759,435	$251,596
Operating lease liabilities – non-current	1,081,827	363,277	51,948
Total operating lease liabilities	¥2,843,058	¥2,122,712	$303,544

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

	June 30,	December 31,
	2025	2025
	RMB	RMB
		(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	39.86	42.15
Weighted average discount rate	3.0%	3.0%

Operating lease costs and short-term lease costs for the six months ended December 31, 2024 were ¥2,931,265 and ¥316,233, respectively.

Operating lease costs and short-term lease costs for the six months ended December 31, 2025 were ¥1,237,168 ($176,913) and ¥620,951 ($88,795), respectively.

Impairment loss for the ROU was all nil for the six months ended December 31,2024 and 2025, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2026	¥1,793,751	$256,503
2027	365,071	52,204
Total lease payments	2,158,822	308,707
Less: imputed interest	(36,110)	(5,163)
Present value of lease liabilities	2,122,712	303,544
Less: operating lease liabilities – current	1,759,435	251,596
Operating lease liabilities – non-current	¥363,277	$51,948